Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 12 – SHARE-BASED COMPENSATION

On September 19, 2014, the Board approved the Company’s 2014 Stock Option Plan. The total number of underlying shares of the Company’s Class A common stock available for grant to directors, officers, key employees, and consultants of the Company or a subsidiary of the Company under the plan is 2,390,438 shares. Grants made under this plan must be approved by the Company’s Board of Directors. As of March 31, 2018, the Company had 684,060 shares reserved for issuance under the plan. In 2018, the Board of Directors approved an increase in the number of shares available for grant by 300,000 shares to 2,690,438 shares. The increase is not finalized and subject to shareholder approval.

Stock Options

Under our stock option program, an employee receives an award that provides the opportunity in the future to purchase the Company’s shares at the market price of our stock on the date the award is granted (strike price). The options become exercisable over a range of immediate to 4-year vesting period and expire 5 years from the grant date, unless stated differently in the option agreements, if they are not exercised. Stock options have no financial statement effect on the date they are granted but rather are reflected over time through recording compensation expense and increasing shareholder’s equity. We record compensation expense based on the estimated fair value of the awards that vest and that amount is amortized as compensation expense on a straight- line basis over the vesting period. Accordingly, total expense related to the award is reduced by the fair value of options that are forfeited by employees that leave the Company prior to vesting.

Following is a summary of the option activities during the three months ended March 31, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	812,574	$3.01	5.64
Granted	927,500	$5.10
Exercised	(29,200)	$0.0001
Cancelled	(4,495)	$7.00
Outstanding, March 31, 2018	1,706,379	$4.19	5.10
Exercisable, March 31, 2018	573,955	$2.26	5.73

The Company estimates the fair value of each stock option award on the date of grant using a Black- Scholes option pricing model. Outstanding stock option awards may be dilutive to earnings per share when they are in the money (i.e. the market price of the Company’s stock is greater than the strike price of the option). When an option is dilutive, it increases the number of shares used in the diluted earnings per share calculation which will decrease earnings per share. However, the effect stock options have on the number of shares added to the diluted earnings in not one-for-one. The average amount of unrecognized compensation expense (the portion of the fair value of these option awards not yet amortized) and the market price of the Company’s stock during the reporting period affect how many of these potential shares are included in the calculation. The calculation assumes that proceeds received from the exercise and the unrecognized compensation expense are used to buy back shares, which reduces the dilutive impact. As of March 31, 2018, the options had an intrinsic value of approximately $1.7 million.

On January 2, 2018, the Company granted 100,000 stock options each, 300,000 options in total, to its President, Chief Executive Officer and former Chief Financial Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $689,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

On January 2, 2018, the Company granted 200,000 stock options to its Chief Operating Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had a fair value of approximately $459,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

On February 14, 2018, the Company granted an aggregate of 367,500 stock options in total to its employees with an exercise price of $5.40 per share vesting quarterly over four years. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $998,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

On March 19, 2018, the Company granted 35,000 stock options to its Chief Financial Officer with an exercise price of $4.00 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $65,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

On March 29, 2018, the Company granted 25,000 stock options to one of its Board of Directors with an exercise price of $4.06 per share vesting quarterly over one year. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $47,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

Variables used in the Black-Scholes option-pricing model for options granted during the three months ended March 31, 2018 include: (1) discount rate of 2.01% – 2.45% (2) expected life of 3 – 3.75 years, (3) expected volatility of 66% – 68%, and (4) zero expected dividends.

Warrants

Following is a summary of the warrants activities during the three months ended March 31, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	870,717	$7.7	2.15
Granted	-
Outstanding, March 31, 2018	870,717	$7.7	1.90
Exercisable, March 31, 2018	820,717	$7.7	1.75

On November 7, 2014, the Company issued to Vert Capital and a consultant five-year warrants to purchase 796,813 and 23,904, shares of our Class A common stock respectively, at an exercise price, equal to 110% of the initial per share offering price ($7.70). Effective as of October 12, 2016, and as a result of Adam Levin and Michael Pope no longer being employed at Vert Capital, Boxlight Parent cancelled the Vert Capital warrants and reissued 597,610 and 199,203 warrants under the same terms to Dynamic Capital, LLC an entity associated with Adam Levin and to Canaan Parish, LLC, an entity associated with Michael Pope. These warrants expire on December 31, 2019. Among other provisions, such warrants contain “cashless” exercise rights, certain warrant coverage provision and net cash settlement rights in the case of Dynamic’s warrants. The holders of the warrants are entitled to receive additional warrants to purchase up to 20% of the number of shares of Class A common stock in connection with a qualified equity or acquisition event as defined in the agreement. These warrants had a fair value of $2,087,840 on measurement date using the Black-Scholes option-pricing Model and were immediately exercisable upon the closing of IPO.

On November 7, 2014, the Company granted a warrant to a consultant for services to purchase an aggregate of 23,904 shares of common stock with an exercise price equal to 110% of the price per share of the Company’s IPO ($7.70). The warrant expires on December 31, 2019. The warrant had a fair value of $62,634 on measurement date using Black-Scholes option-pricing Model and was immediately exercisable upon the closing of IPO.

In November 2017, the Company granted warrants to its placement agents for the IPO to purchase an aggregate of 50,000 shares of common stock with an exercise price at $7.70 price per share of the Company’s IPO. These warrants expire on August 29, 2022. These warrants had a fair value of $192,591 on grant date using Black-Scholes option-pricing Model and will be exercisable on August 29, 2018.

Variables used in the Black-Scholes option-pricing model for warrants granted during the year ended December 31, 2017 include: (1) discount rate of 1.78% – 2.14% (2) expected life of 2.08 – 4.75 years, (3) expected volatility of 69% – 71%, and (4) zero expected dividends. As of December 31, 2017, the warrants had an intrinsic value of $0.

Stock compensation expense

For the three months ended March 31, 2018 and 2017, the Company recorded the following stock compensation expense:

	2018	2017
Stock options	$496,688	$47,165

Total stock compensation expense	$496,688	$47,165

As of March 31, 2018, there was approximately $2.8 million of unrecognized compensation expense related to unvested options, which will be amortized over the remaining vesting period. Of that total, approximately $1.5 million is estimated to be recorded as compensation expense in the remaining nine-months of 2018.

NOTE 14 – SHARE-BASED COMPENSATION

On September 19, 2014, the Board approved the Company’s 2014 Stock Option Plan. The total number of underlying shares of the Company’s Class A common stock available for grant to directors, officers, key employees, and consultants of the Company or a subsidiary of the Company under the plan is 2,390,438 shares. Grants made under this plan must be approved by the Company’s Board of Directors. As of December 31, 2017, the Company had 1,577,864 shares reserved for issuance under the plan. In 2018, the Board of Director approved to increase shares available for grant by 300,000 shares to 2,690,438 shares. The increase is not finalized and subject to shareholders’ approvals.

Stock Options

Under our stock option program, an employee receives an award that provides the opportunity in the future to purchase the Company’s shares at the market price of our stock on the date the award is granted (strike price). The options become exercisable over a range of immediate to 4-year vesting period and expire 5 years from the grant date, unless stated differently in the option agreements, if they are not exercised. Stock options have no financial statement effect on the date they are granted but rather are reflected over time through recording compensation expense and increasing shareholder’s equity. We record compensation expense based on the estimated fair value of the awards that vest and that amount is amortized as compensation expense on a straight- line basis over the vesting period. Accordingly, total expense related to the award is reduced by the fair value of options that are forfeited by employees that leave the Company prior to vesting.

Following is a summary of the option activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	729,434	$0.12
Granted	120,971	$0.13
Outstanding, December 31, 2016	850,405	$0.08	*	7.58
Granted	374,542	$6.39
Exercised	(291,402)	$0.0001
Cancelled	(120,971)	$0.12
Outstanding, December 31, 2017	812,574	$3.01		5.64
Exercisable, December 31, 2017	396,596	$0.57		6.42

* Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.

The Company estimates the fair value of each stock option award on the date of grant using a Black- Scholes option pricing model. Outstanding stock option awards may be dilutive to earnings per share when they are in the money (i.e the market price of the Company’s stock is greater than the strike price of the option). When an option is dilutive, it increases the number of shares used in the diluted earnings per share calculation which will decrease earnings per share. However, the effect stock options have on the number of shares added to the diluted earnings in not one-for-one. The average amount of unrecognized compensation expense (the portion of the fair value of these option awards not yet amortized) and the market price of the Company’s stock during the reporting period affect how many of these potential shares are included in the calculation. The calculation assumes that proceeds received from the exercise and the unrecognized compensation expense are used to buy back shares, which reduces the dilutive impact. As of December 31, 2017, the options had an intrinsic value of $2,097,415.

Issuances in 2017:

On April 4, 2017, the Company granted options to purchase 18,000 shares of Series A common stock at $5.60 per share to its then controller, currently Chief Financial Officer, for services. These options vest in 4 years and commenced in the quarter ended June 30, 2017 and expire 5 years from the date of grant. The options had a fair value of approximately $7,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 29,200 options at $0.0001 per share to its former Chief Financial Officer for services. These options vested immediately and expire 5 years from the date of grant. The options had a fair value of approximately $204,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 37,829 options at $7.00 per share to its former Chief Operating Officer for services. These options vest in 3 years and expire 5 years from the date of grant. The options had a fair value of approximately $126,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017 and pursuant to Boxlight Group’s acquisition agreement with EDI, the Company granted options to purchase 185,018 options at $7.00 per share to its Boxlight Group’s employees. These options vest in 4 years and expire 5 years from the date of grant. The options had fair value of approximately $634,000 on grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 4,495 options at $7.00 per share to one of its employees for services. These options vest in 4 years and expire 5 years from the date of grant. The options had a fair value of approximately $15,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 100,000 options at $7.00 per share to two directors for services. These options vest in 1 year and expire 5 years from the date of grant. The options had a fair value of approximately $319,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

Variables used in the Black-Scholes option-pricing model for options granted during the year ended December 31, 2017 include: (1) discount rate of 1.47% – 1.90% (2) expected life of 2.5 – 3.75 years, (3) expected volatility of 65% – 69%, and (4) zero expected dividends.

Issuances in 2016:

On May 13, 2016, the Company granted options to purchase 120,971 shares of Class A common stock at $0.12 per share to an employee for services. These options vest in four years and commenced in the quarter ended June 30, 2016 and expire 5 years from the date of grant. The options have a fair value of $109,000 that was calculated using the Black-Scholes option-pricing model. These options were canceled in 2017 pursuant to the termination of employment agreement.

On November 1, 2016, the Company entered into an amended employment agreement with its prior Chief Financial Officer, which amended the exercise price of the 291,402 options granted from $0.13 to $0.0001 per share. The options vesting term was changed to (i) 50% of the remaining unvested options shall vest immediately following the agreement, (ii) all remaining unvested options shall vest on March 31, 2017. Pursuant to the amendment of employment agreement, the fair value of options granted was changed to approximately $484,000 using the Black-Scholes option-pricing model. In 2017, the officer exercised the options and the Company issued 291,402 shares to the officer and received $29 cash.

Variables used in the Black-Scholes option-pricing model for options granted during the year ended December 31, 2016 include: (1) discount rate of 0.97 - 0.99% (2) expected life of 3.75 to 3.96 years, (3) expected volatility range of 66 to 69%, and (4) zero expected dividends.

Warrants

Following is a summary of the warrants activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	820,717	$7.7	4.00
Granted	-	$-
Outstanding, December 31, 2016	820,717	$7.7	3.00
Granted	50,000	$7.7
Outstanding, December 31, 2017	870,717	$7.7	2.15
Exercisable, December 31, 2017	820,717	$7.7	2.00

On November 7, 2014, the Company issued to Vert Capital and a consultant five-year warrants to purchase 796,813 and 23,904, shares of our Class A common stock respectively, at an exercise price, equal to 110% of the initial per share offering price ($7.70). Effective as of October 12, 2016, and as a result of Adam Levin and Michael Pope no longer being employed at Vert Capital, Boxlight Parent cancelled the Vert Capital warrants and reissued 597,610 and 199,203 warrants under the same terms to entities associated with Adam Levin and to Michael Pope, respectively. These warrants expire on December 31, 2019. Among other provisions, such warrants contain “cashless” exercise rights and prohibit the holder from selling any of the shares issuable upon exercise of such warrants for a period of not less than nine months from the date of issuance. These warrants had a fair value of $2,087,840 on measurement date using the Black-Scholes option-pricing Model and were immediately exercisable upon the closing of the IPO.

On November 7, 2014, the Company granted a warrant to a consultant for services to purchase an aggregate of 23,904  shares of common stock with an exercise price equal to 110% of the price per share of the Company’s IPO ($7.70). The warrant expires on December 31, 2019. The warrant had a fair value of $62,634 on measurement date using Black-Scholes option-pricing Model and was immediately exercisable upon the closing of the IPO.

In November 2017, the Company granted warrants to its placement agents for the IPO to purchase an aggregate of 50,000 shares of common stock with an exercise price at $7.70 price per share of the Company’s IPO. These warrants expire on August 29, 2022. These warrants had a fair value of $192,591 on grant date using Black-Scholes option-pricing Model and will be exercisable on August 29, 2018.

Variables used in the Black-Scholes option-pricing model for warrants granted during the year ended December 31, 2017 include: (1) discount rate of 1.78% – 2.14% (2) expected life of 2.08 – 4.75 years, (3) expected volatility of 69% – 71%, and (4) zero expected dividends. As of December 31, 2017, the warrants had an intrinsic value of $0.

Stock compensation expense

For the years ended December 31, 2017 and 2016, the Company recorded the following stock compensation expense:

	2017	2016
Stock options	$788,196	$464,321
Warrants	2,150,474	-
Class A common stock grants	1,302,000	-

Total stock compensation expense	$4,240,670	$464,321

As of December 31, 2017, there was $1,025,157 of unrecognized compensation expense related to unvested options, which will be amortized over the remaining vesting period. Of that total, approximately $499,000 is estimated to be recorded as compensation expense in 2018.